Other investments (Tables)	12 Months Ended
Mar. 31, 2024
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Schedule of other investments

	2024	2023
	USD	USD

Unquoted shares - at cost
As at 1 April/31 March	28,768	28,768
Disposal during year	(26,046)	-

As at 31 March	2,722	28,768

Less: Accumulated impairment loss
As at 1 April	(28,748)	(28,405)
Addition during the financial year	-	(343)
Reversal of accumulated impairment loss	26,046	-

As at 31 March	(2,702)	(28,748)

Exchange differences	(20)	(20)

	-	-